VIA EDGAR

March 22, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Credit Suisse Capital Funds
                  (Securities Act File No. 33-03706;
                  Investment Company Act File No. 811-04604)
                  Post-Effective Amendment No. 38
                  ------------------------------------------

Ladies and Gentlemen:

On behalf of the Credit Suisse Capital Funds (the "Trust"), we hereby transmit for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed for the sole purpose of adding three (3) new funds to the Trust: Credit Suisse Long-Short Market Neutral Fund, Credit Suisse Total Return Global Fund and Credit Suisse U.S. Multi-Cap Research Fund (collectively, the "Funds").

The following information is provided to assist the Staff of the Commission (the "Staff") in its review of the Registration Statement.

(1)  Investment Objectives and Policies

                  The Long-Short Market Neutral Fund, under normal market conditions, seeks a total return greater than the return of 1-month London Interbank Offer Rate ("LIBOR") through long positions in stocks that are identified as attractive and short positions in stocks that are identified as unattractive. The Long-Short Market Neutral Fund focuses primarily on companies with a market capitalization of $1 billion or more.

                  The Total Return Global Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies from at least three countries, including the United States. Among the equity securities the fund may hold are interests in collective investment funds, private funds, including those that invest in private equity, venture capital and real estate investments, and exchange-

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traded funds. The Total Return Global Fund seeks to achieve an aggregate absolute return of 3-month LIBOR plus 350 basis points, gross of fees, over a three- to five-year economic cycle.

                  The U.S. Multi-Cap Research Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of U.S. companies. The U.S. Multi-Cap Research Fund focuses on companies included in the Russell 1000 Index at the time of purchase.

(2)  Material Changes from Recent Filings

The fee paid to the investment adviser for the Credit Suisse Long-Short Market Neutral Fund consists of a base management fee and a performance fee. The fund's base fee is 1.00% of the fund's average daily net assets, which is accrued daily and paid monthly. The fund's performance fee is determined during what will generally be a 36-month measurement period and is based upon the fund's Class A shares' performance measured against a benchmark. The end result is that if Credit Suisse manages the fund in such a manner that it exceeds the benchmark by 1% or more, it is paid more for its efforts. However, if Credit Suisse underperforms the benchmark by 1% or more, it is paid less for its efforts. Moreover, while the investment strategy for the Credit Suisse Long-Short Market Neutral Fund is similar to the investment strategy for other long-short market neutral funds, it is dissimilar to the investment strategy for any other Credit Suisse fund.

(3)  Problem Areas Warranting Special Attention  None.

(4)  Portions of Prior Filings Similar to, or Precedent For, the Current Filing

The Portfolio's descriptions of its shares, investment manager and other attributes under the headings "The Fund in Detail--The Management Firm," "The Fund in Detail--Fund Information Key," "More About Your Fund--Share Valuation," "More About Your Fund--Distributions," "More About Your Fund--Taxes," "More About Your Fund--Statements and Reports," "Buying and Selling Shares," "Shareholder Services," "Other Policies," "Other Information" and "For More Information" included in the Prospectus and under the headings "Portfolio Valuation," "Portfolio Transactions," "Portfolio Turnover," "Management of the Funds," "Additional Purchase and Redemption Information," "Exchange Privilege," "Additional Information Concerning Taxes," "Independent Registered Public Accounting Firm and Counsel" and "Financial Statements" included in the Statement of Additional Information are substantially similar to the corresponding descriptions contained in the Prospectus and Statement of Additional Information included in the 485(b) filing of Credit Suisse Capital Funds - Large Cap Value Fund and Small Cap Value Fund, which was filed on February 27, 2006.

                                    * * * * *

The operations of the Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. CONSEQUENTLY, ON BEHALF OF THE TRUST, WE REQUEST THAT THE REGISTRATION STATEMENT BE GIVEN LIMITED REVIEW BY THE STAFF.

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Should members of the Staff have any questions or comments concerning the
Registration Statement, please call Rose F. DiMartino or the undersigned at
(212) 728-8000.

Very truly yours,

/s/ Roman A. Bejger
-------------------
Roman A. Bejger

cc:      Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
         J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC


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